UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

KL Allocation Fund

Advisor Class (GAVAX)

 Institutional Class (GAVIX)

SEMI-ANNUAL REPORT

 February 28, 2023

KL Allocation Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	18
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the KL Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.knowledgeleadersfunds.com

KL Allocation Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 45.7%
	COMMUNICATION SERVICES — 1.3%
9,588	Liberty Media Corp.- Liberty Formula One - Class A*	$582,567

	CONSUMER DISCRETIONARY — 4.2%
5,196	Etsy, Inc.*	630,846
642	MercadoLibre, Inc.*	783,240
1,930	Tractor Supply Co.	450,192
		1,864,278

	CONSUMER STAPLES — 4.0%
18,700	Ajinomoto Co., Inc.	551,784
6,784	Mondelez International, Inc. - Class A	442,181
12,002	Yakult Honsha Co., Ltd.	818,130
		1,812,095

	FINANCIALS — 0.7%
2,654	Raymond James Financial, Inc.	287,853

	HEALTH CARE — 9.5%
6,870	BioMerieux	672,677
12,064	Boston Scientific Corp.*	563,630
2,318	Eli Lilly & Co.	721,408
4,910	Masimo Corp.*	821,492
6,533	Novo Nordisk A/S - Class B	922,814
15,052	Supernus Pharmaceuticals, Inc.*	565,805
		4,267,826

	INDUSTRIALS — 13.1%
4,146	Ametek, Inc.	586,908
14,704	Cargotec Oyj - Class B	747,423
1,244	Cintas Corp.	545,457
1,726	Cummins, Inc.	419,556
3,152	Eaton Corp. PLC[1]	551,379
5,322	Emerson Electric Co.	440,183
10,436	Ingersoll Rand, Inc.	606,018
2,284	Nordson Corp.	501,658
1,328	W.W. Grainger, Inc.	887,675
5,670	Westinghouse Air Brake Technologies Corp.	591,551
		5,877,808

	INFORMATION TECHNOLOGY — 9.5%
8,588	Amdocs Ltd.[1]	786,747
2,222	Analog Devices, Inc.	407,670
4,530	Arista Networks, Inc.*	628,311

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,204	Autodesk, Inc.*	$437,913
6,652	Microchip Technology, Inc.	539,011
3,180	Novanta, Inc.*[1]	498,974
4,774	PTC, Inc.*	598,325
9,356	Shopify, Inc. - Class A*[1]	384,906
		4,281,857

	MATERIALS — 3.4%
148,896	B2Gold Corp.	508,505
122,384	Kinross Gold Corp.	452,045
13,700	Wheaton Precious Metals Corp.	570,792
		1,531,342

	TOTAL COMMON STOCKS
	(Cost $18,646,850)	20,505,626
	EXCHANGE-TRADED FUNDS — 12.8%
71,308	iShares 1-3 Year Treasury Bond - ETF	5,775,235
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,887,253)	5,775,235
	SHORT-TERM INVESTMENTS — 41.3%
18,549,122	Fidelity Institutional Government Portfolio - Class I, 4.39%[2]	18,549,122
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,549,122)	18,549,122

	TOTAL INVESTMENTS — 99.8%
	(Cost $43,083,225)	44,829,983

	Other Assets Less Liabilities — 0.2%	77,840
	TOTAL NET ASSETS — 100.0%	$44,907,823

PLC – Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

KL Allocation Fund

SUMMARY OF INVESTMENTS

As of February 28, 2023 (Unaudited)

Percent of Total
Security Type/Country	Net Assets
Common Stocks
United States	31.4%
Canada	4.3%
Japan	3.0%
Denmark	2.1%
Uruguay	1.7%
Finland	1.7%
France	1.5%
Total Common Stocks	45.7%
Exchange-Traded Funds
United States	12.8%
Total Exchange-Traded Funds	12.8%
Short-Term Investments	41.3%
Total Investments	99.8%
Other Assets Less Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

As of February 28, 2023 (Unaudited)

Assets:
Investments, at value (cost $43,083,225)	$44,829,983
Foreign currency, at value (cost $7,055)	7,639
Receivables:
Dividends and interest	144,057
Prepaid expenses	21,789
Total Assets	45,003,468

Liabilities:
Payables:
Fund shares redeemed	854
Advisory fees	18,117
Shareholder servicing fees (Note 6)	3,324
Distribution fees - Advisor Class (Note 7)	1,578
Fund administration and accounting fees	11,620
Transfer agent fees and expenses	3,722
Custody fees	26,781
Trustees' deferred compensation (Note 3)	9,385
Auditing fees	9,182
Shareholder reporting fees	6,311
Chief Compliance Officer fees	865
Trustees' fees and expenses	96
Accrued other expenses	3,810
Total Liabilities	95,645

Net Assets	$44,907,823

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$55,721,983
Total distributable earnings (accumulated deficit)	(10,814,160)
Net Assets	$44,907,823

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$7,254,534
Shares of beneficial interest issued and outstanding	663,916
Redemption price per share	$10.93

Institutional Class Shares:
Net assets applicable to shares outstanding	$37,653,289
Shares of beneficial interest issued and outstanding	3,347,284
Redemption price per share	$11.25

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2023 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,063)	$244,789
Interest	158,968
Total investment income	403,757

Expenses:
Advisory fees	221,295
Shareholder servicing fees (Note 6)	29,525
Distribution fees – Advisor Class (Note 7)	9,634
Fund administration and accounting fees	40,377
Transfer agent fees and expenses	19,910
Custody fees	25,160
Registration fees	22,316
Legal fees	11,527
Auditing fees	9,372
Shareholder reporting fees	7,935
Chief Compliance Officer fees	4,885
Trustees' fees and expenses	4,176
Miscellaneous	1,984
Insurance fees	1,884
Total expenses	409,980
Advisory fees waived	(93,227)
Net expenses	316,753
Net investment income (loss)	87,004

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,454,666)
Foreign currency transactions	(13,332)
Net realized gain (loss)	(2,467,998)
Net change in unrealized appreciation/depreciation on:
Investments	3,192,364
Foreign currency translations	4,427
Net change in unrealized appreciation/depreciation	3,196,791
Net realized and unrealized gain (loss)	728,793

Net Increase (Decrease) in Net Assets from Operations	$815,797

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$87,004	$440,659
Net realized gain (loss) on investments and foreign currency transactions	(2,467,998)	(8,867,191)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,196,791	(13,004,743)
Net increase (decrease) in net assets resulting from operations	815,797	(21,431,275)

Distributions to Shareholders:
Distributions:
Advisor Class	-	(1,127,082)
Institutional Class	-	(10,836,485)
Total distributions to shareholders	-	(11,963,567)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	45,123	543,078
Institutional Class	922,956	17,666,285
Reinvestment of distributions:
Advisor Class	-	1,117,551
Institutional Class	-	10,481,992
Cost of shares redeemed:
Advisor Class	(1,228,994)	(6,041,931)
Institutional Class	(13,529,680)	(120,982,767)
Net increase (decrease) in net assets from capital transactions	(13,790,595)	(97,215,792)

Total increase (decrease) in net assets	(12,974,798)	(130,610,634)

Net Assets:
Beginning of period	57,882,621	188,493,255
End of period	$44,907,823	$57,882,621

Capital Share Transactions:
Shares sold:
Advisor Class	4,259	42,640
Institutional Class	81,526	1,320,632
Shares reinvested:
Advisor Class	-	86,767
Institutional Class	-	792,889
Shares redeemed:
Advisor Class	(114,308)	(472,993)
Institutional Class	(1,221,550)	(9,503,283)
Net increase (decrease) in capital share transactions	(1,250,073)	(7,733,348)

See accompanying Notes to Financial Statements.

KL Allocation Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2023	For the Year Ended August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.74	$14.20	$15.13	$13.92	$14.05	$14.65
Income from Investment Operations:
Net investment income (loss) [1]	0.01	0.02	(0.05)	(0.03)	0.11	0.02
Net realized and unrealized gain (loss)	0.18	(2.33)	0.38	2.14	0.60	(0.16)
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	0.19	(2.31)	0.33	2.11	0.71	(0.14)

Less Distributions:
From net investment income	-	-	(0.31)	-	-	(0.04)
From net realized gain	-	(1.15)	(0.95)	(0.90)	(0.84)	(0.42)
Total distributions	-	(1.15)	(1.26)	(0.90)	(0.84)	(0.46)

Net asset value, end of period	$10.93	$10.74	$14.20	$15.13	$13.92	$14.05

Total return[3]	1.77%[4]	(17.60)%	2.03%	16.28%	5.71%[5]	(1.09)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,255	$8,315	$15,869	$24,780	$17,389	$35,415

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.88%[6]	1.57%	1.45%	1.47%	1.45%	1.46%
After fees waived and expenses absorbed/recovered	1.50%[6]	1.50%	1.45%	1.47%	1.45%	1.46%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.24)%[6]	0.07%	(0.31)%	(0.24)%	0.80%	0.12%
After fees waived and expenses absorbed/recovered	0.14%[6]	0.14%	(0.31)%	(0.24)%	0.80%	0.12%

Portfolio turnover rate	51%[4]	206%	140%	215%	212%	87%

[1]	Based on average shares outstanding for the year.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Affiliate reimbursed the Fund $679 for losses from a trade error. The reimbursement had no impact to the total return.

[6]	Annualized.

See accompanying Notes to Financial Statements.

KL Allocation Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2023	For the Year Ended August 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.05	$14.53	$15.45	$14.16	$14.25	$14.85
Income from Investment Operations:
Net investment income (loss) [1]	0.02	0.05	(0.01)	- [2]	0.14	0.06
Net realized and unrealized gain (loss)	0.18	(2.38)	0.38	2.19	0.61	(0.16)
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	0.20	(2.33)	0.37	2.19	0.75	(0.10)

Less Distributions:
From net investment income	-	-	(0.34)	-	-	(0.08)
From net realized gain	-	(1.15)	(0.95)	(0.90)	(0.84)	(0.42)
Total distributions	-	(1.15)	(1.29)	(0.90)	(0.84)	(0.50)

Net asset value, end of period	$11.25	$11.05	$14.53	$15.45	$14.16	$14.25

Total return[3]	1.81%[4]	(17.32)%	2.27%	16.58%	5.93%[5]	(0.81)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,653	$49,568	$172,624	$157,025	$134,007	$331,727

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.63%[6]	1.32%	1.20%	1.22%	1.20%	1.21%
After fees waived and expenses absorbed/recovered	1.25%[6]	1.25%	1.20%	1.22%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.01%[6]	0.32%	(0.06)%	0.01%	1.04%	0.37%
After fees waived and expenses absorbed/recovered	0.39%[6]	0.39%	(0.06)%	0.01%	1.04%	0.37%

Portfolio turnover rate	51%[4]	206%	140%	215%	212%	87%

[1]	Based on average shares outstanding for the year.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Affiliate reimbursed the Fund $679 for losses from a trade error. The reimbursement had no impact to the total return.

[6]	Annualized.

See accompanying Notes to Financial Statements.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2023 (Unaudited)

Note 1 – Organization

KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open -end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Short-Term Investments

The Fund invests a significant amount (41.3% as of February 28, 2023) in the Fidelity Institutional Government Portfolio - Class I (“FIGXX”). FIGXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

FIGXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the March 31, 2022 Annual report of the Fidelity Institutional Government Portfolio - Class I was 0.08%.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

(e) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of February 28, 2023, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Knowledge Leaders Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N -1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until December 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended February 28, 2023, the Advisor waived a portion of its advisory fees totaling $93,227. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At February 28, 2023, the amount of these potentially recoverable expenses was $174,742. The Advisor may recapture all or a portion of this amount no later than August 31, of the years stated below:

2025	$81,515
2026	93,227
Total	$174,742

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended February 28, 2023, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended February 28, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended February 28, 2023, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At February 28, 2023, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$43,314,232

Gross unrealized appreciation	$2,132,267
Gross unrealized depreciation	(616,516)

Net unrealized appreciation/(depreciation)	$1,515,751

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2022, permanent differences in book and tax have been reclassified to paid-in capital and total distributable earnings/(deficit) as follows:

Increase (Decrease)
Paid-in Capital	Total accumulated earnings/(deficit)
$-	$-

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

As of August 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(9,932,745)
Unrealized appreciation/(depreciation) on investments	(1,676,613)
Net unrealized appreciation (depreciation) on foreign
currency translations	(12,481)
Unrealized Trustees' deferred compensation	(8,118)
Total accumulated earnings/(deficit)	$(11,629,957)

The tax character of distributions paid during the fiscal years ended August 31, 2022 and August 31, 2021, were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$1,359,495	$15,128,290
Net long-term capital gains	10,604,072	1,524,070
Total distributions paid	$11,963,567	$16,652,360

As of August 31, 2022, the Fund had $9,932,745 of post-October capital losses which are deferred until September 1, 2022 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Investment Transactions

For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term investments, were $20,091,410 and $35,433,778, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended February 28, 2023, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Advisor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

For the six months ended February 28, 2023, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock
Communication Services	$582,567	$-	$-	$582,567
Consumer Discretionary	1,864,278	-	-	1,864,278
Consumer Staples	442,181	1,369,914	-	1,812,095
Financials	287,853	-	-	287,853
Health Care	2,672,335	1,595,491	-	4,267,826
Industrials	5,130,385	747,423	-	5,877,808
Information Technology	4,281,857	-	-	4,281,857
Materials	1,531,342	-	-	1,531,342
Exchange-Traded Funds	5,775,235	-	-	5,775,235
Short-Term Investments	18,549,122	-	-	18,549,122
Total Investments	$41,117,155	$3,712,828	$-	$44,829,983

*	In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $3,712,828 of investment securities were classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

Note 10 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID -19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

Note 12 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

KL Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on March 15-16, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the KL Allocation Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Knowledge Leaders Capital, LLC, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments;

●	An overview of market liquidity for the Fund during the Program Reporting Period;

●	The Fund’s ability to meet redemption requests;

●	The Fund’s cash management;

●	The Fund’s borrowing activity, if any, in order to meet redemption requests;

●	The Fund’s compliance with the 15% limit of illiquid investments; and

●	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

KL Allocation Fund

EXPENSE EXAMPLE

For the Six Months Ended February 28, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Ending Account	Expenses Paid
		Value	Value	During Period*
KL Allocation Fund		9/1/22	2/28/23	9/1/22-2/28/23
Advisor Class	Actual Performance	$1,000.00	$1,017.70	$7.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	$1,000.00	$1,018.10	$6.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund's annualized expense ratio of 1.50% and 1.25% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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KL Allocation Fund

 A series of Investment Managers Series Trust

Investment Advisor

Knowledge Leaders Capital, LLC

1600 Broadway, Suite 1600

Denver, Colorado 80202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator

 Mutual Fund Administration, LLC

 2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
KL Allocation Fund - Advisor Class	GAVAX	461 418 667
KL Allocation Fund - Institutional Class	GAVIX	461 418 659

Privacy Principles of the KL Allocation Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non -public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the KL Allocation Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 998-9890.

KL Allocation Fund

 P.O. Box 2175

Milwaukee, WI 53201

 Toll Free: (888) 998-9890

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	5/08/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	5/08/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	5/08/2023